Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Revenue		$ 364,012	$ 365,704	$ 324,253
(Loss) / income		450,469	(208,445)	(429,152)
Other comprehensive (loss) / income		(6,191)	41,428	9,079
Total comprehensive income/(loss) for the year		438,647	309,548	(384,923)
Depreciation and amortization		30,416	30,794	27,286
Income taxes		11,499	72,809	2,252
Qoros [Member]
Disclosure of associates [line items]
Revenue	[1]	811,997	280,079	377,456
(Loss) / income	[1],[2]	(330,023)	(242,395)	(285,069)
Other comprehensive (loss) / income	[1],[2]	(23)	31	7
Total comprehensive income/(loss) for the year	[1]	(330,046)	(242,364)	(285,062)
Kenon's share of comprehensive (loss) / income	[1]	(79,211)	(121,182)	(142,531)
Adjustments	[1]	873	(16)	(3)
Kenon's share of comprehensive (loss) / income presented in the books	[1]	(78,338)	(121,198)	(142,534)
Depreciation and amortization	[1]	129,000	102,000	119,000
Interest income		5,000	2,000	2,000
Interest expense		42,000	50,000	63,000
Income taxes	[1]	142,000	14,000	37,000
ZIM [Member]
Disclosure of associates [line items]
Revenue		3,247,864	2,978,291	2,539,296
(Loss) / income	[2]	(125,653)	6,235	(168,290)
Other comprehensive (loss) / income	[2]	(6,057)	(3,871)	(12,351)
Total comprehensive income/(loss) for the year		(131,710)	2,364	(180,641)
Kenon's share of comprehensive (loss) / income		(42,147)	756	(57,805)
Adjustments		13,290	8,538	9,856
Kenon's share of comprehensive (loss) / income presented in the books		$ (28,857)	$ 9,294	$ (47,949)

[1]	The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2018 were $129 million, $5 million, $42 million and $142 thousand (2017: $102 million, $2 million, $50 million and $14 thousand; 2016: $119 million, $2 million, $63 million and $37 thousand) respectively.
[2]	Excludes portion attributable to non-controlling interest.